Statements of Financial Position	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Non-current assets
Property and equipment	€ 274,373		€ 408,263
Right-of-use assets	1,408,078		546,694
Intangible assets	235,216		350,183
Other assets	336,566		353,522
Financial assets	27,206,990		272,268
Total non-current assets	29,461,224		1,930,930
Current assets
Current other assets	10,983,458		3,734,700
Income tax receivable	1,282,177		1,419,490
Financial assets	57,162,266		55,162,033
Cash and cash equivalents	26,249,995		25,968,681
Total current assets		$ 95,677,896	86,284,904
TOTAL ASSETS	125,139,120		88,215,834
Equity
Issued capital	5,304,452		3,387,410
Share premium	280,310,744		220,289,876
Other capital reserves	30,591,209		26,259,004
Accumulated deficit	(213,975,679)		(168,345,620)
Other components of equity	3,050,270		(3,726,791)
Total equity	105,280,996		77,863,880
Non-current liabilities
Lease liabilities	1,066,354		220,525
Other liabilities	35,019		33,323
Total non-current liabilities	1,101,373		253,847
Current liabilities
Trade and other payables	8,574,244		8,258,133
Liabilities from government grants received	8,300,000		0
Lease liabilities	366,171		338,516
Employee benefits	1,378,130		1,368,731
Other liabilities	138,206		117,727
Provisions	0		15,000
Total current liabilities	18,756,751		10,098,107
Total Liabilities	19,858,124		10,351,954
TOTAL EQUITY AND LIABILITIES	€ 125,139,120		€ 88,215,834